Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and Cash Equivalents		$ 156,418	$ 49,950	$ 72,792
Short-Term Deposits		195,000	0	34,720
Restricted Deposits		8	8	8
Trade Receivables		604	2,506	1,021
Inventories		3,664	2,164	1,341
Prepaid Expenses and Other Current Assets		9,771	3,287	1,918
Total Current Assets		365,465	57,915	111,800
LONG-TERM ASSETS:
Restricted Deposits		852	864	627
Other Long-Term Assets		163	537	98
Property and Equipment, net		14,053	13,245	11,339
Total Long-Term Assets		15,068	14,646	12,064
TOTAL ASSETS		380,533	72,561	123,864
CURRENT LIABILITIES:
Trade Payables		10,961	7,751	7,145
Advances from Customers and Deferred Revenues		1,803	1,661	463
Employees and Payroll Accruals		9,690	5,528	3,417
Accrued Expenses and Other Current Liabilities		3,941	2,854	3,674
Total Current Liabilities		26,395	17,794	14,699
LONG-TERM LIABILITIES:
Loan, net of Current Maturities		2,054	2,224	2,325
Long-Term Advances from Customers and Deferred Revenues		3,473	3,473	3,473
Warrant liability		8,136	0
Total Long-Term Liabilities		13,663	5,697	5,798
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares		0	272,815	249,081
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary Shares	[1]
Additional Paid-In Capital		665,088	7,658	4,178
Accumulated Deficit		(324,613)	(231,403)	(149,892)
Total Shareholder's Equity (Deficit)		340,475	(223,745)	(145,714)
Total Liabilities, Convertible Preferred Shares and Shareholder's Equity (Deficit)		380,533	72,561	123,864
Series A Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares		0	9,000	9,000
Series B Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares		0	66,348	66,348
Series B-1 Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares		0	12,500	12,500
Series C Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares		0	161,233	$ 161,233
Series C-1 Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares		$ 0	$ 23,734

[1]	Represents amounts lower than $1.